Stockholders' Equity (Deficit) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 09, 2024 director Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, authorized (in shares)	501,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, voting rights per share | Vote	1
Exercised (in shares)		2,256,157
Exercise of stock options | $		$ 1,044	$ 114
Preferred stock, issued (in shares)		0
Preferred stock, outstanding (in shares)		0
The 2024 Plan
Class of Stock [Line Items]
Reserved for future issuance (in shares)		15,872,516
Earnout Shares
Class of Stock [Line Items]
Options vested during period (in shares)		433,348
Preferred Stock
Class of Stock [Line Items]
Common stock, authorized (in shares)	1,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common Class A
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, conversion ratio (in shares)	1
Common stock, number of directors | director	7
Reserved for future issuance (in shares)	10,432,749
Exercised (in shares)		2,256,157	397,376
Exercise of stock options | $		$ 1,044	$ 114
Released from vesting restrictions (in shares)		12,500,000
Common Class A | Legacy Oklo 2016 Plan
Class of Stock [Line Items]
Reserved for future issuance (in shares)	9,470,382
Common Class A | The 2024 Plan
Class of Stock [Line Items]
Reserved for future issuance (in shares)	15,872,516
Common Class A | Employee Stock
Class of Stock [Line Items]
Reserved for future issuance (in shares)	2,441,926
Common Class A | Common Stock
Class of Stock [Line Items]
Common stock, authorized (in shares)	500,000,000
Exercised (in shares)		2,256,157	397,376
Shares issued during period (in shares)		14,699,794